Average Annual Total Returns - Service - BlackRock Total Return Fund	Jan. 28, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Service Shares
Average Annual Return:
1 Year	8.68%
5 Years	4.74%
10 Years	4.50%
Service Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.45%
5 Years	3.33%
10 Years	3.07%
Service Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.42%
5 Years	3.05%
10 Years	2.87%